FINANCE LEASE LIABILITY AND OTHER LONG-TERM LIABILITIES (Schedule of Finance Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 68,874
Finance lease liability, long term	1,037,553
Present value of finance lease liability	$ 1,106,427
Finance lease liability, current portion		$ 67,793
Finance lease liability, long term		1,104,258
Total of capital lease obligations		$ 1,172,051